Other Financial Assets - Non-current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases	$ 11.1	₨ 839.5	₨ 751.1
Legal cases [Member]
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases		₨ 561.2	₨ 452.6